Share Capital - Summary of Share Capital, Net of Customary Transaction Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Number of shares outstanding at beginning of period (in shares)	47,556,462	41,446,773	42,482,733
Number of shares outstanding at end of period (in shares)	50,649,844	47,556,462	41,446,773
Equity at beginning of period	$ 598,410	$ (137,724)	$ 663,950
Issuance of share capital (equity compensation)	6,255	3,047	2,382
Repurchase of shares	(5,229)		(22,931)
Equity at end of period	$ 464,556	$ 598,410	$ (137,724)
Settlement Of Warrants
Number of Shares
Increase (decrease) in number of shares outstanding			25,695
Acquisition Consideration
Number of Shares
Increase (decrease) in number of shares outstanding	4,592,095
Share Capital (Equity Compensation)
Number of Shares
Increase (decrease) in number of shares outstanding		6,422,200	39,629
EBT Shares (Equity Compensation)
Number of Shares
Increase (decrease) in number of shares outstanding	139,317	334,251	87,998
Employee Benefit Trust
Number of Shares
Increase (decrease) in number of shares outstanding	(418,151)		(789,513)
Share Buyback Program
Number of Shares
Increase (decrease) in number of shares outstanding	(1,219,879)	(646,762)	(399,769)
Total Share Capital
Number of Shares
Equity at beginning of period	$ 12,897	$ 11,503	$ 11,571
Issuance of share capital (equity compensation)		0	7
Equity at end of period	13,762	12,897	11,503
Total Share Capital | Settlement Of Warrants
Number of Shares
Issuance of share capital (equity compensation)			5
Total Share Capital | Acquisition Consideration
Number of Shares
Issuance of share capital (equity compensation)	1,185
Total Share Capital | Share Capital (Equity Compensation)
Number of Shares
Issuance of share capital (equity compensation)		1,555	7
Total Share Capital | EBT Shares (Equity Compensation)
Number of Shares
Issuance of share capital (equity compensation)	0	0	0
Total Share Capital | Employee Benefit Trust
Number of Shares
Repurchase of shares	0		0
Total Share Capital | Share Buyback Program
Number of Shares
Repurchase of shares	(320)	(161)	(80)
Total Share Premium
Number of Shares
Equity at beginning of period	1,208,192	1,052,959	1,052,959
Equity at end of period	1,262,711	1,208,192	1,052,959
Total Share Premium | Settlement Of Warrants
Number of Shares
Issuance of share capital (equity compensation)			0
Total Share Premium | Acquisition Consideration
Number of Shares
Issuance of share capital (equity compensation)	54,519
Total Share Premium | Share Capital (Equity Compensation)
Number of Shares
Issuance of share capital (equity compensation)		155,233	0
Total Share Premium | EBT Shares (Equity Compensation)
Number of Shares
Issuance of share capital (equity compensation)	0	0	0
Total Share Premium | Employee Benefit Trust
Number of Shares
Repurchase of shares	0		0
Total Share Premium | Share Buyback Program
Number of Shares
Repurchase of shares	$ 0	$ 0	$ 0